Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value of assets measured on recurring basis
As of March 31, 2022 (in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Cash and cash equivalents:
Cash	$105,219	$—	$—	$105,219	Level 1
Money market funds	321,351	—	—	321,351	Level 1
Commercial paper	11,482	1	(1)	11,482	Level 2
Total cash and cash equivalents	438,052	1	(1)	438,052
Investments:
Commercial paper	132,631	—	(412)	132,219	Level 2
U.S. Treasuries	48,632	—	(211)	48,421	Level 2
Asset-backed securities	6,037	—	(22)	6,015	Level 2
Corporate bonds	18,180	—	(65)	18,115	Level 2
Agency bonds	5,000	—	(13)	4,987	Level 2
Total investments	210,480	—	(723)	209,757
Total assets measured at fair value on a recurring basis	$648,532	$1	$(724)	$647,809

As of December 31, 2021 (in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Cash and cash equivalents:
Cash	$114,533	$—	$—	$114,533	Level 1
Money market funds	324,955	—	—	324,955	Level 1
Total cash and cash equivalents	439,488	—	—	439,488
Investments:
Commercial paper	177,852	16	(57)	177,811	Level 2
U.S. Treasuries	12,021	—	(9)	12,012	Level 2
Asset-backed securities	12,084	—	(8)	12,076	Level 2
Corporate bonds	16,332	—	(13)	16,319	Level 2
Total investments	218,289	16	(87)	218,218
Total assets measured at fair value on a recurring basis	$657,777	$16	$(87)	$657,706

As of December 31, 2021 (in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Cash and cash equivalents:
Cash	$114,533	$—	$—	$114,533	Level 1
Money market funds	324,955	—	—	324,955	Level 1
Total cash and cash equivalents	439,488	—	—	439,488
Investments:
Commercial paper	177,852	16	(57)	177,811	Level 2
U.S. Treasuries	12,021	—	(9)	12,012	Level 2
Asset-backed securities	12,084	—	(8)	12,076	Level 2
Corporate bonds	16,332	—	(13)	16,319	Level 2
Total investments	218,289	16	(87)	218,218
Total assets measured at fair value on a recurring basis	$657,777	$16	$(87)	$657,706

As of December 31, 2020 (in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Cash and cash equivalents:
Cash	$138,977	$—	$—	$138,977	Level 1
Money market funds	23,568	—	—	23,568	Level 1
Commercial paper	2,399	—	—	2,399	Level 2
Total cash and cash equivalents	164,944	—	—	164,944
Investments:
Commercial paper	33,863	2	(2)	33,863	Level 2
Corporate bonds	6,093	—	(2)	6,091	Level 2
Total investments	39,956	2	(4)	39,954
Total assets measured at fair value on a recurring basis	$204,900	$2	$(4)	$204,898

Schedule of fair value of viabilities measured on recurring basis
(in thousands)	March 31, 2022	December 31, 2021	Fair Value Level
Warrant liability - public warrants	$11,813	$18,437	Level 1
Warrant liability - private placement warrants	10,728	16,744	Level 2
Earn-out liability	10,423	26,885	Level 3
Total liabilities measured at fair value on a recurring basis	$32,964	$62,066

(in thousands)	December 31, 2021	December 31, 2020	Fair Value Level
Liabilities:
Warrant liability - Public Warrants	$18,437	$—	Level 1
Warrant liability - Private Placement Warrants	16,744	—	Level 2
Earn-out liability	26,885	—	Level 3
Compound derivative liability	—	425	Level 3
Total liabilities measured at fair value on a recurring basis	$62,066	$425

Schedule of fair value measurement inputs and valuation techniques
	March 31, 2022	December 31, 2021
Stock price on valuation date	$8.02	$11.64
Volatility	73.7%	85.6%
Risk-free rate	1.51%	0.34%
Dividend yield	—%	—%

December 31, 2021
Stock price on valuation date	$11.64
Volatility	85.60%
Risk-free rate	0.34%
Dividend yield	—%

Schedule fair value of liabilities, unobservable input reconciliation
(in thousands)	Fair Value
Balance as of December 31, 2021	$26,885
Change in fair value of earn-out liability	(16,462)
Balance as of March 31, 2022	$10,423

(in thousands)	Fair Value
Fair value of earn-out liability at Closing	$25,016
Change in fair value of earn-out liability	1,869
Balance as of December 31, 2021	$26,885